Quarterly Financial Data (unaudited)	9 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (unaudited)

Note 22—Quarterly Financial Data (unaudited)

Unaudited condensed financial data by quarter for the nine months ended December 31, 2013 and the fiscal year ended March 31, 2013 is as follows:

	Quarter Ended
	12/31/2013	9/30/2013	6/30/2013	3/31/2013	12/31/2012	9/30/2012	6/30/2012
	(Dollars in thousands—except per share amounts)
Operations Data:
Net interest income	$18,877	$15,812	$13,417	$14,820	$15,205	$16,059	$16,399
Provision for credit losses	—	—	275	675	4,832	5,029	(2,803)
Non-interest income	8,002	142,679	8,852	7,503	11,844	13,056	13,498
Non-interest expense	23,125	45,232	27,375	35,668	33,849	32,842	32,645
Income (loss) before income tax expense (benefit)	3,754	113,259	(5,381)	(14,020)	(11,632)	(8,756)	55
Income tax expense (benefit)	—	9	—	—	10	(191)	—
Net income (loss)	3,754	113,250	(5,381)	(14,020)	(11,642)	(8,565)	55
Preferred stock dividends in arrears (1)	—	103,163	(1,701)	(1,662)	(1,654)	(1,634)	(1,610)
Preferred stock discount accretion	—	(4,304)	(1,863)	(1,843)	(1,853)	(1,853)	(1,863)
Net income (loss) available to common equity	3,754	212,109	(8,945)	(17,525)	(15,149)	(12,052)	(3,418)
Per Share:
Basic earnings (loss) per common share	$0.41	$10.24	$(0.42)	$(0.82)	$(0.71)	$(0.57)	$(0.16)
Diluted earnings (loss) per common share	0.41	10.24	(0.42)	(0.82)	(0.71)	(0.57)	(0.16)
Dividends per common share	—	—	—	—	—	—	—

(1)	The quarter ended 9/30/2013 includes $104.0 million for retirement of preferred shares.